Adoption of New and Revised Accounting Standards	12 Months Ended
Dec. 31, 2023
Adoption of New and Revised Accounting Standards [Abstract]
Adoption of new and revised accounting standards

Note 4. Adoption of new and revised accounting standards

New standards, changes and interpretations in force current period

The Group’s Management has evaluated the impacts of the following revisions of standards and understands that its adoption has not caused a material impact and/or is not relevant to its financial statements.

●	IFRS 17, IAS 8, IAS 1 and IFRS Practice Statement 2, IAS 12—Applicable for annual years or periods beginning on or after January 1, 2023.

●	Changes to IFRS 16, IAS 1, IAS 7 and IFRS 7— Applicable for annual years or periods beginning on or after January 1, 2024.

New standards not yet in force and/or adopted

On the date of authorization of these financial statements, the Group has not adopted the following new and revised standards under IFRS, already issued and not yet in force and/or applicable.

Management does not expect the adoption of the following standards to have a material impact on the Group’s financial statements in future periods.

Pronouncement	Description
Amendment to IAS 7	Supplier Finance Arrangements - Statement of cash flows – Financial instruments

Amendment to IFRS 16	Lease Liability in a Sale and Leaseback

Amendment IAS 1	Classification of Liabilities as Current or Non-Current

Amendment IAS 21	Lack of Exchangeability -The effects of changes in exchange rates

Amendments to IAS 12	Income Taxes—Deferred Tax Related to Assets and Liabilities related to Pillar Two rules

IAS 10 and IAS 28	Investments in Associates and Joint Ventures -Investments in associates and enterprises in set: Alignment of the wording of the aforementioned standards